Executive and Supervisory Board Compensation - Payments to DBO for Former Executive Board Members (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Representative [member]
Payments to / DBO for former executive board members [abstract]
Amounts receivable, related party transactions			€ 5,000
Former Executive Board Members
Payments to / DBO for former executive board members [abstract]
Payments	€ 2,542,000	€ 2,444,000	2,329,000
DBO 12/31	€ 33,472,000	€ 32,213,000	€ 33,251,000